OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

29.    OTHER CURRENT LIABILITIES

December 31, 2017
Thousand USD
Financial liabilities designated as fair value through profit or loss
As at January 1,	80,107
Fair value effect during the year	37,918
Interest paid back for distribution	—
Exchange difference	2,795

As at December 31,(Note a)	120,820

(a)	This transaction is related to the Silent Partnership in Japan, which was in Non-current liability as of December, 2016, and was reclassified into current liability as of December 31, 2017.

During the year ended December 31, 2014, Sky Solar Japan entered into silent partnership agreements that were amended and finalized on October 10, 2014 with two groups of third party investors (the “Silent Partners”), pursuant to which the Silent Partners provided financing and SSJ will develop and operate 21 solar parks with an aggregate capacity of 34.6 MW in Japan (the “SSJ Silent Partnership Assets”). In accordance with the agreements, SSJ contributed JPY750 million in cash and solar power projects with a carrying amount of JPY2.3 billion and an agreed valuation of approximately JPY4.6 billion. The Silent Partners contributed JPY5 billion in cash.

No separate legal entity was established in connection with the silent partnership agreement. The SSJ Silent Partnership Assets are held and managed through the SSJ legal entity, subject to the provisions of the silent partnership agreement. The Silent Partners are not involved in the investment decisions associated with management of the SSJ Silent Partnership Assets or other assets and businesses which continue to be held and operated by SSJ, outside the auspices of the silent partnership agreement. Over an expected maximum period from the date of the agreement through June 2017, distributable profits from the SSJ Silent Partnership Assets shall be first distributed to the Silent Partners in proportion to their respective capital contributions, until a cumulative annual internal rate of return, or IRR, of 15% on their capital contributions is achieved. Any remaining profits shall be distributed to SSJ until a cumulative annual IRR of 15% of SSJ’s contributed amount, based on the agreed valuation, is achieved. The remaining profits, if any, shall be distributed to SSJ and the Silent Partner at the ratio of approximately 51% and 49%, respectively. Silent Partners shall only bear losses up to the amount of money they financed.

The IRR of 15% is the discount rate required to make the present value of the total distributable profits expected to be generated by SSJ Silent Partnership Assets payable to certain members of Silent Partnership equal to the present value of the cumulative total of investments of certain Silent Partners. Distributable profits represent the cash that may be distributed to investors, including cash received from generating electricity or other sources, less the debts which fall due. Investments include the cash proceeds received from Silent Partners of JPY5 billion, cash contribution made from SSJ of JPY750 million and contribution of solar power projects with an agreed valuation of approximately USD45.5 million. Subject to the availability of distributable profits, the annual amount to be distributed to the Silent Partners is estimated to be approximately USD7.4 million (without considering the cumulative effect of IRR), before any amounts are distributable to the Company.

In connection with the above transaction, Flash Bright Power Ltd. (“Flash Bright”), the entity wholly owned by Mr. Su, granted to an affiliate of one of the Silent Partners (“Investor”) an option to purchase from Flash Bright up to USD30 million worth of existing ordinary shares of Sky Solar Holdings, Ltd. at a per share price equal to the per ordinary share initial public offering price. This option is exercisable during a two-year period with an option to a one-year extension at the request of the Investor which Flash Bright can, at its sole discretion, approve or deny, commencing 180 days after the pricing date of this initial public offering. If, on any date during the exercise period, the market price of an ordinary share of the Company equals or exceeds 200% of the per ordinary share initial public offering price, the Investor shall be automatically deemed to have exercised the then remaining portion of the call option. Upon any exercise of the call option, the Investor may elect to pay the purchase price to Flash Bright in cash or through cashless settlement procedures.

The call option was issued by Flash Bright for the benefit of the Group, to induce the Silent Partners to provide the financing and therefore the fair value associated with the call option of USD6,600 thousand measured on the grant date of October 10, 2014 was considered transaction costs and recorded within other losses in the consolidated statement of profit or loss and other comprehensive income. The fair value of the call option was determined by Income approach (Level 3 as defined in Note 3), in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate. Weighted average cost of capital was determined using a Capital Asset Pricing Model at 13.5% per annum. This option was exercisable during a two-year period with an option to a one-year extension at the request of the investor which Flash Bright could, at its sole discretion, approve or deny, commencing 180 days after the pricing date of the initial public offering. The investor did not request the one-year extension and such share purchase right has expired.

In August 2015, SSJ further entered into certain definitive agreements (the “Amended Agreements”) with Silent Partners to increase the total capital contribution of JPY9 billion made by Silent Partners with respect to the total 67 solar parks (with additional 46 solar parks contributed by SSJ) with an aggregate capacity of 107.9 MW in Japan developed and operated by SSJ. According to the Amended Agreements, all the operating assets held under the original silent partnership agreement are transferred to the amended silent partnership agreement and the original silent partnership agreements are therefore terminated upon the transfer. In addition that:

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One of the Silent Partners, assigned its full position, rights and obligation to another party of the Silent Partners (the “TK partner”), and would have no further obligations as agreed by all parties;

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An amount of JPY 698 million (USD5.8 million) is agreed by SSJ being paid to the TK partner in order to amend the silent partnership agreements, and the new term of the Amended Agreements starts from August 28, 2015 to August 27, 2018 for three years.

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The TK partner further invested an additional JPY4 billion (USD33.2 million), JPY2 billion of which is used by SSJ to extend a loan (the “Up-Stream Loan”) of the same principal amount to Sky International Enterprise Group Ltd. (“SIE”), a wholly owned subsidiary of the Group. The Up-Stream Loan has a 12- month term and bears interest at a 5% rate per annum. The proceeds of the Up-Stream Loan shall be used for, among others, the development of certain PV projects in Asia and the Americas. The remaining JPY2 billion proceeds are used by SSJ to continue executing its project pipeline in Japan;

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For profit and loss distribution, it is agreed that during a distribution period, corresponding profits, after offset by the cumulative losses, multiplying the ratio of distribution, which is calculated as each party’s contribution ratio of total contributions, on the day of distribution will be distributed to SSJ and TK partner. In the case when the cumulative amount of losses exceeds the balance of total capital contribution, TK partner are only responsible for the amount of loss within the scope of capital contribution under the Amended Agreements, while the Company shall bear any excess amount;

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Upon the completion of the solar power projects, SSJ is expected to transfer the ownership of one or more of the completed projects to a special purpose company formed by it or other third parties to recover the investments. Upon such transfer, it is contemplated that TK partner and SSJ will receive the distributable profits derived from the proceeds of such transfer pursuant to their respective percentages of contribution. In the event that SSJ still holds SSJ Silent Partnership Assets in the aggregate capacity of 10.79 MW (which is 10% of the aggregate capacity of the SSJ Silent Partnership Assets currently held by SSJ) or greater as of April 27, 2018, SSJ should either (1) purchase the remaining SSJ Silent Partnership Assets for a price agreed upon by an agent for the TK Partner or (2) secure a third party offer to purchase the remaining SSJ Silent Partnership Assets, and should notify the TK Partner by May 27, 2018 of its intent to settle in either case. If the TK Partner is able to secure a third party offer that is more attractive within 90 days of being so notified, SSJ shall transfer the remaining SSJ Silent Partnership Assets to such third party. If the TK Partner not only does not agree with the offer made by SSJ but also fails to find a third party offer that is more attractive, the TK Partner may elect to change the percentages of contribution to such percentages that will result in the TK Partner enjoying a 15% cumulative IRR.

After completion of the changes of Amended Agreements, the Group continues to control the SSJ Silent Partnership Assets and retains substantially all the risks and rewards of ownership and as such will continue to consolidate these solar power projects in its consolidated financial statements. Considering the aforementioned changes in the Amended Agreements, the Group accounted for the financial liability associate with the amended silent partnership agreements as designated as fair value through profit or loss (“FVTPL”) in accordance with IAS 39, since the Silent Partnership Assets are managed and whose performance are evaluated by the Group on a fair value basis in accordance with a documented risk management strategy.

The fair value of the financial liabilities were USD80,107 thousand as at December 31, 2016, and was estimated based on the anticipated operating results and cash flows generated by the related solar parks. The assumptions used in the fair value evaluation are disclosed in note 35. During the year ended December 31, 2016, a loss associated with the change in fair value and extinguishment associated with the original silent partnership agreement was recognized in other loss of USD2,764 thousand.

During the year ended December 31, 2017, the Silent Partner has alleged that the Company had breached certain terms of the Silent Partnership Agreement, and demanded the exercise of its option right in connection with the Silent Partnership Agreement to adjust the original percentage of contribution ratio under the Silent Partnership Agreement so that it can enjoy15% cumulative IRR immediately. The Company recorded a fair value of JPY 13.6 billion (USD 120.8 million) as of December 31, 2017, and a loss of USD37.9 million associated with change of the fair value was recorded accordingly, which reflect Silent Partner’s claim for 15% cumulative IRR based on the option statements. According to the Silent Partnership Agreement, by August 27, 2018, SSJ should either secure financing for the purchase of, or secure a third-party offer to purchase, the SSJ Silent Partnership Assets, therefore such liability was reclassified as current liability.